Loans and Allowance for Loan Losses, Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Recorded Investment [Abstract]
With No Related Allowance	$ 17,378	$ 29,805
With Related Allowance	12,183	14,803
Unpaid Principal Balance [Abstract]
With No Related Allowance	17,448	30,782
With Related Allowance	12,202	15,157
Related Allowance	2,179	2,808
Average Recorded Investment [Abstract]
With No Related Allowance	23,594	26,460
With Related Allowance	13,494	19,994
Interest Income Recognized [Abstract]
With No Related Allowance	587	875
With Related Allowance	383	329
Residential 1-4 Family [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	6,559	9,034
With Related Allowance	4,486	3,806
Unpaid Principal Balance [Abstract]
With No Related Allowance	6,559	9,342
With Related Allowance	4,486	3,840
Related Allowance	491	571
Average Recorded Investment [Abstract]
With No Related Allowance	7,797	8,243
With Related Allowance	4,146	4,161
Interest Income Recognized [Abstract]
With No Related Allowance	237	285
With Related Allowance	165	132
Equity Line of Credit [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	0
Related Allowance	0	0
Average Recorded Investment [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	0
Interest Income Recognized [Abstract]
With No Related Allowance	0	0
With Related Allowance	0	0
Multifamily [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	0	920
With Related Allowance	405	646
Unpaid Principal Balance [Abstract]
With No Related Allowance	0	920
With Related Allowance	405	866
Related Allowance	5	201
Average Recorded Investment [Abstract]
With No Related Allowance	460	480
With Related Allowance	526	1,139
Interest Income Recognized [Abstract]
With No Related Allowance	0	63
With Related Allowance	17	11
Farmland [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	299	283
With Related Allowance	203	307
Unpaid Principal Balance [Abstract]
With No Related Allowance	299	283
With Related Allowance	203	307
Related Allowance	2	38
Average Recorded Investment [Abstract]
With No Related Allowance	291	529
With Related Allowance	255	309
Interest Income Recognized [Abstract]
With No Related Allowance	15	16
With Related Allowance	13	11
Construction and Land Development [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	1,660	2,487
With Related Allowance	0	2,538
Unpaid Principal Balance [Abstract]
With No Related Allowance	1,730	2,487
With Related Allowance	0	2,538
Related Allowance	0	606
Average Recorded Investment [Abstract]
With No Related Allowance	2,074	3,170
With Related Allowance	1,269	4,787
Interest Income Recognized [Abstract]
With No Related Allowance	40	108
With Related Allowance	0	80
Commercial Real Estate - Owner Occupied [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	5,010	9,155
With Related Allowance	2,698	1,986
Unpaid Principal Balance [Abstract]
With No Related Allowance	5,010	9,155
With Related Allowance	2,698	2,086
Related Allowance	369	323
Average Recorded Investment [Abstract]
With No Related Allowance	7,083	7,327
With Related Allowance	2,342	3,132
Interest Income Recognized [Abstract]
With No Related Allowance	138	187
With Related Allowance	15	11
Commercial Real Estate - Non-Owner Occupied [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	3,432	4,859
With Related Allowance	2,995	4,482
Unpaid Principal Balance [Abstract]
With No Related Allowance	3,432	4,859
With Related Allowance	2,995	4,482
Related Allowance	494	343
Average Recorded Investment [Abstract]
With No Related Allowance	4,146	4,183
With Related Allowance	3,739	4,758
Interest Income Recognized [Abstract]
With No Related Allowance	136	143
With Related Allowance	88	54
Second Mortgages [Member] | Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	321	591
With Related Allowance	0	108
Unpaid Principal Balance [Abstract]
With No Related Allowance	321	591
With Related Allowance	0	108
Related Allowance	0	10
Average Recorded Investment [Abstract]
With No Related Allowance	456	646
With Related Allowance	54	138
Interest Income Recognized [Abstract]
With No Related Allowance	14	6
With Related Allowance	0	4
Personal - Consumer [Member] | Non Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	9	30
With Related Allowance	22	74
Unpaid Principal Balance [Abstract]
With No Related Allowance	9	30
With Related Allowance	22	74
Related Allowance	1	41
Average Recorded Investment [Abstract]
With No Related Allowance	20	26
With Related Allowance	48	62
Interest Income Recognized [Abstract]
With No Related Allowance	1	3
With Related Allowance	2	4
Business Commercial [Member] | Non Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	68	2,446
With Related Allowance	658	856
Unpaid Principal Balance [Abstract]
With No Related Allowance	68	3,115
With Related Allowance	658	856
Related Allowance	585	675
Average Recorded Investment [Abstract]
With No Related Allowance	1,257	1,856
With Related Allowance	757	1,494
Interest Income Recognized [Abstract]
With No Related Allowance	5	64
With Related Allowance	15	22
Agricultural [Member] | Non Real Estate Secured [Member]
Recorded Investment [Abstract]
With No Related Allowance	20	0
With Related Allowance	716	0
Unpaid Principal Balance [Abstract]
With No Related Allowance	20	0
With Related Allowance	735	0
Related Allowance	232	0
Average Recorded Investment [Abstract]
With No Related Allowance	10	0
With Related Allowance	358	14
Interest Income Recognized [Abstract]
With No Related Allowance	1	0
With Related Allowance	$ 68	$ 0